SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earn-Out Shares (Details) $ in Thousands	Dec. 17, 2021 USD ($) tranche shares	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Number of Earn-Out Shares issued | shares	35,000,000
Number of tranches for Earn-Out Shares issuance | tranche	2
Earn-Out shares liability | $	$ 240,100	$ 153,041
Fair value of Earn-Out Shares | $		$ 43,400
Maximum
Business Acquisition [Line Items]
Number of Earn-Out Shares issued | shares	50,000,000